OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30,
	2025	2024
Lawsuit insurance receivable	$1,486,000	$–
Prepaid insurance	104,000	419,000
Prepaid expenses	17,000	181,000
Other	258,000	345,000
	$1,865,000	$945,000